UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Toscafund Asset Management LLP

Address:   7th Floor
           90 Long Acre
           London, England WC2E 9RA


Form 13F File Number: 28-13207


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Lord
Title:  Partner
Phone:  +44 207 845 6100

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Lord                    London                             8/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      130,984
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- -------------- --------- -------- --------------------- ---------- -------- ------------------------
                                                          VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- ------------ ------ ----
CITIGROUP INC                   COM            172967101   24,484 6,000,000 SH          SOLE       NONE     6,000,000 SH      0    0
HARTFORD FINANCIAL SERVICES     COM            416515104   18,459   700,000 SH          SOLE       NONE       700,000 SH      0    0
GROUP
JPMORGAN CHASE & CO.            COM            46625H100   11,873   290,000 SH          SOLE       NONE       290,000 SH      0    0
LAS VEGAS SANDS CORP.           COM            517834107   13,296   315,000 SH          SOLE       NONE       315,000 SH      0    0
LONGTOP FINANCIAL TECHNOLOGIES  ADR            54318P108        0   225,000 SH          SOLE       NONE       225,000 SH      0    0
LTD
OCH ZIFF CAP MGMT               CL A           67551U105   11,096   800,000 SH          SOLE       NONE       800,000 SH      0    0
PHOENIX COMPANIES INC.          COM            71902E109   21,528 8,751,060 SH          SOLE       NONE     8,751.060 SH      0    0
SLM CORP.                       COM            78442P106   18,491 1,100,000 SH          SOLE       NONE     1,100,000 SH      0    0
WILLIS GROUP HOLDINGS LTD       COM            G96655108   11,757   285,000 SH          SOLE       NONE       285,000 SH      0    0